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U.S. Sustainability Targeted Value Portfolio
U.S. Sustainability Targeted Value Portfolio
Investment Objective
The investment objective of the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Sustainability Targeted Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	U.S. Sustainability Targeted Value Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Sustainability Targeted Value Portfolio Institutional Class
Management Fee	0.36%
Other Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
[1]	The U.S. Sustainability Targeted Value Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Sustainability Targeted Value Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the U.S. Sustainability Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
U.S. Sustainability Targeted Value Portfolio | Institutional Class | USD ($)	41	133

Expense Example, No Redemption	1 Year	3 Years
U.S. Sustainability Targeted Value Portfolio | Institutional Class | USD ($)	41	133

PORTFOLIO TURNOVER
The U.S. Sustainability Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period July 7, 2020 to October 31, 2020, the Portfolio’s portfolio turnover rate was 3% of the average value of its investment portfolio.
Principal Investment Strategies
The U.S. Sustainability Targeted Value Portfolio will purchase a broad and diverse group of the readily marketable securities of U.S. small and mid-cap
companies that the Advisor determines to be value stocks with higher profitability, while adjusting the composition of the Portfolio based on sustainability impact considerations A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater representation it will have in the Portfolio. The representation in the Portfolio of an eligible company may be impacted by the Portfolio’s sustainability impact considerations and the Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.
As a
non-fundamental
policy, under normal circumstances, the U.S. Sustainability Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies.
The Advisor will consider for purchase by the U.S. Sustainability Targeted Value Portfolio securities of companies whose market capitalizations are generally smaller than the 500th largest eligible company within the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on securities exchanges in the United States that are deemed appropriate by the Advisor. As of December 31, 2020, companies smaller than the 500th largest U.S. company fall in the lowest 13% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Based on market capitalization data as of December 31, 2020, the market capitalization of a company smaller than the 500th largest eligible company within the U.S. Universe would be below $11,685 million. This threshold will change due to market conditions.
The U.S. Sustainability Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The above referenced investment are not subject to, although they may incorporate, the Portfolio’s sustainability impact considerations.
The U.S. Sustainability Targeted Value Portfolio may lend its portfolio securities to generate additional income.
The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the U.S. Sustainability Targeted Value Portfolio. Relative to a portfolio without these considerations, the Portfolio will generally exclude, or have less weight in, securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio may have a higher weight in securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. While the Advisor primarily considers carbon and other greenhouse gas emissions, or potential emissions, in evaluating sustainability impact, the Advisor may also consider cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, tobacco, palm oil, coal, child labor and factory farming activities, among other factors. In particular, the Portfolio may exclude companies the Advisor considers to have high carbon or greenhouse gas emissions or reserves that may produce those emissions. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
The Portfolio may periodically modify, add, or remove certain sustainability impact considerations. (See
“Additional Information on
Investment Objectives and Policies—Applying the Sustainability Portfolios’ Sustainability Impact Considerations”
in this Prospectus).

Principal Risks
Because the value of your investment in the U.S. Sustainability Targeted Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Small and
Mid-Cap
Company Risk:
Securities of small and
mid-cap
companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap
company security at a desired time or price. As a result, small and mid-cap
company stocks may fluctuate relatively more in price. In general, small and mid-capitalization
companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Value Investment Risk:
Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Profitability Investment Risk:
High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Sustainability Impact Consideration Investment Risk:
The Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company eligible for purchase by the Portfolio. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies considered by the Advisor for the Portfolio, or may not have information with respect to each factor considered as a sustainability impact consideration.
Derivatives Risk:
Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance
Performance information is not available for the U.S. Sustainability Targeted Value Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting
http://us.dimensional.com
.